Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial liabilities [line items]
Lease liabilities	$ 363,718	$ 396,734	$ 332,816
Accounts payable and accrued liabilities	20,497,131	19,754,628
Financial liabilities	27,564,463	$ 25,490,973
Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	26,528
Promissory notes	4,404,840
Lease liabilities	498,453
Accounts payable and accrued liabilities	20,497,131
Financial liabilities	25,426,952
Less than one year | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	15,925
Promissory notes	4,404,840
Lease liabilities	93,924
Accounts payable and accrued liabilities	20,497,131
Financial liabilities	25,011,820
1 to 5 years | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	10,603
Promissory notes	0
Lease liabilities	284,165
Financial liabilities	294,768
Over 5 years | Liquidity risk
Disclosure of financial liabilities [line items]
Bank loans	0
Promissory notes	0
Lease liabilities	120,364
Financial liabilities	$ 120,364